Form N-1A Cover	Aug. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 30, 2024
Prospectus Date	Sep. 09, 2024